Goodwill	12 Months Ended
Dec. 31, 2017
Disclosure of goodwill [Abstract]
Disclosure of goodwill [text block]
(15)	Goodwill

	2017	2016	2015
Balances at beginning of the year	$484,877	454,295	349,764
Business combinations (Note 4)	1,042,163	-	123,933
Goodwill impairment loss	-	-	(38,619)
Foreign currency effects	104,054	30,582	19,217
Balances at end of year	$1,631,094	484,877	454,295

Based on market conditions in which the reporting unit operates, the Company’s estimates of fair value indicated an impairment in Ok Farms – Morris Hatchery, Inc. Georgia, resulting in the recognition of a goodwill impairment loss of $38,619 (2,244 thousand dollars) for the year ended December 31, 2015.

The recoverable amount of the cash-generating unit is determined based on a calculation of its value in use, which uses projections of the estimated cash flows based on financial budgets approved by management for a determined projection period, which are discounted using an annual discount rate.

Projections of the cash flows during the budgeted period are based on sales projections which include increases due to inflation, as well as the projection of expected gross margins and operating margins during the budgeted period. Cash flows that exceed such period are extrapolated using an annual stable growth rate, which is the long-term weighted average growth rate for the market in which the cash-generating unit operates.

The assumptions and balances of each cash-generating unit are as follows:

2017
Cash-generating unit	Final balance of the year	Projection period (years)	Annual discount rate (%)	Annual growth rate (%)
Bachoco - Istmo and Peninsula regions	$212,833	5	12.52%	3.00%
Campi	88,015	5	12.52%	3.00%
Ok Farms - Morris Hatchery, Inc. Arkansas	65,200	5	6.14%	0.00%
Ok Farms - Morris Hatchery Inc. Georgia	110,091	5	6.14%	0.00%
Ok Foods- Albertville Quality Foods, Inc.	1,154,955	5	6.14%	0.00%
	$1,631,094

2016
Cash-generating unit	Final balance of the year	Projection period (years)	Annual discount rate (%)	Annual growth rate (%)
Bachoco - Istmo and Peninsula regions	$212,833	5	12.91%	2.70%
Campi	88,015	5	12.91%	2.10%
Ok Farms - Morris Hatchery, Inc. Arkansas	68,449	5	8.62%	0.00%
Ok Farms- Morris Hatchery Inc. Georgia	115,580	5	8.62%	0.00%
	$484,877

2015
Cash-generating unit	Final balance of the year	Projection period (years)	Annual discount rate (%)	Annual growth rate (%)
Bachoco - Istmo and Peninsula regions	$212,833	5	9.67%	2.70%
Campi	88,015	5	9.67%	2.10%
Ok Farms - Morris Hatchery, Inc. Arkansas	57,075	5	9.32%	0.00%
Ok Farms- Morris Hatchery Inc. Georgia	96,372	5	9.32%	0.00%
	$454,295